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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2003
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street      Boston,      MA          02109
--------------------------------------------------------------------------------
Business Address            (Street)             (City)       (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

______________________________     ATTENTION      ______________________________

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                        complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2003.

                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                          13F File No.:        Name:                                         13F File No.:
1.       Michael B. Elefante (18)*             28-06281             6.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
2.       Timothy F. Fidgeon (17)*              28-06169             7.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
3.       Roy A. Hammer (14)*                   28-5798              8.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
4.       Lawrence T. Perera (26)*              28-06167             9.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
5.       Michael J. Puzo (25)*                 28-06165             10.
--------------------------------------------   ------------------   ----------------------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

AS OF:  MARCH 31, 2003                                              FORM 13F                        SEC FILE # KURT S. SOMERVILLE/

      ITEM 1:                 ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:         ITEM 8:
  NAME OF ISSUER           TITLE OF CLASS        CUSIP      FAIR MARKET   SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                NUMBER         VALUE      PRINCIPAL     DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
ABBOTT LABS                  COMMON STOCK       002824100     1484580        39473              xx                        39473

AMERICAN INTERNATIONAL       COMMON STOCK       026874107      492374         9957              xx                         9957
GROUP INC.

AMGEN INC.                   COMMON STOCK       031162100     2215733        38501              xx                        38501

ANALOG DEVICES, INC.         COMMON STOCK       032654105      855250        31100              xx                        31100

ANALOG DEVICES, INC.         DTD 10/2/2000      032654AD7     2090700      2070000              xx                      2070000
                             CONV DEB

AUTOMATIC DATA PROCESSING    COMMON STOCK       053015103      979953        31827              xx                        31827

AVERY DENNISON CORP.         COMMON STOCK       053611109     1483354        25283              xx                        25283

BP PLC ADR                   COMMON STOCK       055622104     2234978        57916              xx                        57916

BANK OF AMERICA CORP.        COMMON STOCK       060505104      347568         5200              xx                         5200

BERKSHIRE HATHAWAY INC.      CLASS A            084670108      638000           10              xx                           10

BERKSHIRE HATHAWAY INC.      CLASS B            084670207      812060          380              xx                          380

BRISTOL-MYERS SQUIBB CO.     COMMON STOCK       110122108      396124        18747              xx                        18747

BURLINGTON NORTHERN SANTA    COMMON STOCK       12189T104      243223         9768              xx                         9768
FE CORP

BURLINGTON RESOURCES INC.    COMMON STOCK       122014103      291317         6106              xx                         6106

AS OF:  MARCH 31, 2003                                              FORM 13F                        SEC FILE # KURT S. SOMERVILLE/

      ITEM 1:                 ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:         ITEM 8:
  NAME OF ISSUER           TITLE OF CLASS        CUSIP      FAIR MARKET   SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                NUMBER         VALUE      PRINCIPAL     DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
CANADIAN NATIONAL RAILWAY    COMMON STOCK       136375102      841020        19650              xx                        19650
CO.

CHEVRONTEXACO CORP.          COMMON STOCK       166764100     1587222        24551              xx                        24551

CISCO SYS INC.               COMMON STOCK       17275R102      598222        46088              xx                        46088

COCA COLA CO.                COMMON STOCK       191216100      958040        23667              xx                        23667

COGNEX                       COMMON STOCK       192422103      205022         9680              xx                         9680

COMCAST CORP.                SPL A              20030N200      270722         9848              xx                         9848

WALT DISNEY COMPANY          COMMON STOCK       254687106      527348        30984              xx                        30984

DOW CHEMICAL CO.             COMMON STOCK       260543103      241311         8740              xx                         8740

E I DU PONT DE NEMOURS &     COMMON STOCK       263534109      647602        16665              xx                        16665
CO.

E M C CORP.                  COMMON STOCK       268648102      552126        76366              xx                        76366

EATON VANCE CORP.            COMMON STOCK       278265103      216513         8100              xx                         8100

EMERSON ELECTRIC CO.         COMMON STOCK       291011104     1262091        27830              xx                        27830

ENCANA CORP.                 COMMON STOCK       292505104      354342        10950              xx                        10950

EXXON MOBIL CORP.            COMMON STOCK       30231G102     5206781       148978              xx                       148978

FUEL CELL ENERGY INC.        COMMON STOCK       35952H106      165261        32725              xx                        32725

GANNETT CO.                  COMMON STOCK       364730101      200726         2850              xx                         2850

GENERAL ELECTRIC CO.         COMMON STOCK       369604103     1424328        55856              xx                        55856

AS OF:  MARCH 31, 2003                                              FORM 13F                        SEC FILE # KURT S. SOMERVILLE/

      ITEM 1:                 ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:         ITEM 8:
  NAME OF ISSUER           TITLE OF CLASS        CUSIP      FAIR MARKET   SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                NUMBER         VALUE      PRINCIPAL     DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
HELMERICH & PAYNE INC.       COMMON STOCK       423452101      436181        17025              xx                        17025

HEWLETT-PACKARD CO.          COMMON STOCK       428236103      164503        10579              xx                        10579

IGEN INTERNATIONAL INC.      COMMON STOCK       449536101      982073        27750              xx                        27750

I M S HEALTH INC.            COMMON STOCK       449934108      163905        10500              xx                        10500

INTEL CORPORATION            COMMON STOCK       458140100     2249066       138149              xx                       138149

INTL BUSINESS MACHINES       COMMON STOCK       459200101     1679578        21415              xx                        21415

INTERNATIONAL PAPER CO.      COMMON STOCK       460146103      270400         8000              xx                         8000

JEFFERSON-PILOT CORP.        COMMON STOCK       475070108     2653196        68950              xx                        68950

JOHNSON & JOHNSON            COMMON STOCK       478160104     3511436        60678              xx                        60678

KOPIN                        COMMON STOCK       500600101      586530       116375              xx                       116375

LIBERTY MEDIA CORP.          SER A              530718105      123678        12711              xx                        12711

ELI LILLY & CO.              COMMON STOCK       532457108      521894         9132              xx                         9132

M B N A CORP.                COMMON STOCK       55262L100      279930        18600              xx                        18600

MERCK & CO. INC.             COMMON STOCK       589331107     3542075        64660              xx                        64660

MICROSOFT CORP.              COMMON STOCK       594918104     1388782        57364              xx                        57364

NOKIA CORP ADR A             COMMON STOCK       654902204      495954        35400              xx                        35400

AS OF:  MARCH 31, 2003                                              FORM 13F                        SEC FILE # KURT S. SOMERVILLE/

      ITEM 1:                 ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:         ITEM 8:
  NAME OF ISSUER           TITLE OF CLASS        CUSIP      FAIR MARKET   SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                NUMBER         VALUE      PRINCIPAL     DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
NVIDIA CORP                  CONV SUB           67066GAA2      194775       210000              xx                       210000
                             DEB

ORACLE CORP.                 COMMON STOCK       68389X105      184975        17050              xx                        17050

PEPSICO INC.                 COMMON STOCK       713448108      805480        20137              xx                        20137

PFIZER INC.                  COMMON STOCK       717081103     1380980        44319              xx                        44319

PROCTER & GAMBLE CO.         COMMON STOCK       742718109     1719466        19309              xx                        19309

SEPRACOR INC.                COMMON STOCK       817315104      230139        16997              xx                        16997

J M SMUCKER CO NEW           COMMON STOCK       832696405      343580         9825              xx                         9825

STATE STREET CORP.           COMMON STOCK       857477103      962691        30436              xx                        30436

3 M COMPANY                  COMMON STOCK       88579Y101     2116368        16276              xx                        16276

U S BANCORP                  COMMON STOCK       902973304      436540        23000              xx                        23000

UNION PACIFIC CORP.          COMMON STOCK       907818108      247500         4500              xx                         4500

VERIZON COMMUNICATIONS INC.  COMMON STOCK       92343V104      401116        11347              xx                        11347

WELLS FARGO & CO. (NEW)      COMMON STOCK       949746101      251944         5600              xx                         5600

WYETH                        COMMON STOCK       983024100      774024        20466              xx                        20466

INGERSOLL RAND LTD. CL A     COMMON STOCK       G4776G101      225752         5850              xx                         5850

TOTAL:                                                     59,148,402